GOODWILL, INTANGIBLE ASSETS, AND INVESTMENTS (Details 1) - Boston Solar Acquisition [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue, net	$ 5,719,370	$ 6,351,322	$ 27,385,051	$ 18,500,837
Net loss	$ (2,420,596)	$ (1,996,080)	$ (9,609,240)	$ (6,148,422)